UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2017

MFS® CHARTER INCOME TRUST

MCR-SEM

MANAGED DISTRIBUTION POLICY DISCLOSURE

The MFS Charter Income Trust’s (the fund) Board of Trustees adopted a managed distribution policy. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. The primary purpose of the managed distribution policy is to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month. You should not draw any conclusions about the fund’s investment performance from the amount of the current distribution or from the terms of the fund’s managed distribution policy. The Board may amend or terminate the managed distribution policy at any time without prior notice to fund shareholders. The amendment or termination of the managed distribution policy could have an adverse effect on the market price of the fund’s shares.

With each distribution, the fund will issue a notice to shareholders and an accompanying press release which will provide detailed information regarding the amount and composition of the distribution and other related information. The amounts and sources of distributions reported in the notice to shareholders are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes. Please refer to “Tax Matters and Distributions” under Note 2 of the Notes to Financial Statements for information regarding the tax character of the fund’s distributions.

Under a managed distribution policy the fund may at times distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may result in a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the fund is paid back to you. Any such returns of capital will decrease the fund’s total assets and, therefore, could have the effect of increasing the fund’s expense ratio. In addition, in order to make the level of distributions called for under its managed distribution policy, the fund may have to sell portfolio securities at a less than opportune time. A return of capital does not necessarily reflect the fund’s investment performance and should not be confused with ‘yield’ or ‘income’. The fund’s total return in relation to changes in net asset value is presented in the Financial Highlights.

MFS® CHARTER INCOME TRUST

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite policy uncertainty accompanying a new presidential administration in the United States and unease over looming Brexit negotiations, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation, as wage growth remains muted. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with elections in the United Kingdom and Germany in the months ahead, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

July 14, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	64.2%
Non-U.S. Government Bonds	16.2%
Investment Grade Corporates	14.9%
Emerging Markets Bonds	9.3%
Mortgage-Backed Securities	3.1%
Collateralized Debt Obligations	1.5%
U.S. Treasury Securities	1.2%
Asset-Backed Securities	0.9%
Commercial Mortgage-Backed Securities	0.9%
Floating Rate Loans	0.7%

Composition including fixed income credit quality (a)(i)
AAA	4.8%
AA	2.7%
A	9.3%
BBB	16.9%
BB	34.5%
B	29.6%
CCC	5.5%
CC	0.2%
C	0.2%
D	0.1%
U.S. Government	12.6%
Federal Agencies	3.1%
Not Rated	(6.6)%
Non-Fixed Income	0.2%
Cash & Cash Equivalents (less liabilities)	(19.8)%
Other	6.7%

Portfolio facts (i)
Average Duration (d)	5.4
Average Effective Maturity (m)	7.4 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes any equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to borrowings for leverage transactions and/or timing of cash receipts.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of May 31, 2017.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGERS’ PROFILES

Portfolio Manager	Primary Role	Since	Title and Five Year History
Richard Hawkins	Co-Lead Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1988.

Robert Spector	Co-Lead and Global Debt Instruments Portfolio Manager	2015	Investment Officer of MFS; employed in the investment management area of MFS since 2011.

William Adams	Below Investment Grade Debt Instruments Portfolio Manager	2011	Investment Officer of MFS; employed in the investment management area of MFS since 2009.

Ward Brown	Emerging Markets Debt Instruments Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2005.

David Cole	Below Investment Grade Debt Instruments Portfolio Manager	2006	Investment Officer of MFS; employed in the investment management area of MFS since 2004.

Pilar Gomez-Bravo	Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2013; Managing Director of Imperial Capital from May 2012 to March 2013.

Joshua Marston	Structured Securities Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 1999.

Robert Persons	Investment Grade Debt Instruments Portfolio Manager	2013	Investment Officer of MFS; employed in the investment management area of MFS since 2000.

Matt Ryan	Emerging Markets Debt Instruments Portfolio Manager	2004	Investment Officer of MFS; employed in the investment management area of MFS since 1997.

Erik Weisman	Sovereign Debt Obligations Portfolio Manager	2012	Investment Officer of MFS; employed in the investment management area of MFS since 2002.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s concurrent liquidation.

The fund’s monthly distributions may include a return of capital to shareholders to the extent that the fund’s net investment income and net capital gains, determined in accordance with federal income tax regulations, are insufficient to meet the fund’s target annual distribution rate. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income in those situations where a fund has long term capital gains and a capital loss carryforward. Returns of shareholder capital may have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

The fund’s target annual distribution rate is calculated based on an annual rate of

8.00% of the fund’s average monthly net asset value, not a fixed share price, and the fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO OF INVESTMENTS

5/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 118.1%
Issuer	Shares/Par		Value ($)
Aerospace - 0.8%
KLX, Inc., 5.875%, 12/01/2022 (n)		$1,445,000	$1,524,591
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	272,951
TransDigm, Inc., 6%, 7/15/2022		820,000	849,623
TransDigm, Inc., 6.5%, 7/15/2024		800,000	832,000
TransDigm, Inc., 6.375%, 6/15/2026		380,000	389,500

			$3,868,665
Airlines - 0.2%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	775,000	$881,465

Asset-Backed & Securitized - 3.3%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.643%, 12/28/2040 (z)		$497,017	$383,998
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 2.139%, 3/15/2028 (n)		1,460,492	1,469,067
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	511,465
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		3,250,826	522,769
Dryden Senior Loan Fund, 2013-26A, “A”, CLO, FRN, 2.258%, 7/15/2025 (n)		722,000	723,014
Dryden Senior Loan Fund, 2014-34A, “CR”, FRN, 3.308%, 10/15/2026 (n)		255,098	257,271
First Union-Lehman Brothers Bank of America, FRN, 1.071%, 11/18/2035 (i)		2,586,549	14,047
Flatiron CLO Ltd., 2013-1A, “A2R”, FRN, 2.808%, 1/17/2026 (n)		929,626	927,528
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.389%, 1/15/2020		1,848,000	1,850,588
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026 (z)		940,012	939,965
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		636,869	636,651
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.722%, 6/15/2049		7,654	7,647
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.722%, 6/15/2049		2,142,300	2,193,180
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027 (z)		2,526,150	2,533,425
Merrill Lynch Mortgage Trust, FRN, 5.835%, 6/12/2050		50,218	50,159
Morgan Stanley Capital I Trust, “AM”, FRN, 5.744%, 4/15/2049		478,851	483,639

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Octagon Investment Partners XV, Ltd., 2.554%, 10/25/2025 (z)		$1,177,401	$1,177,401
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	781,490

			$15,463,304
Automotive - 1.6%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$1,456,000	$1,485,120
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	200,000	224,602
Ferrari N.V., 1.5%, 3/16/2023	EUR	350,000	400,510
FGA Capital Ireland PLC, 2%, 10/23/2019	EUR	450,000	524,059
Gates Global LLC, 6%, 7/15/2022 (n)		$915,000	932,202
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	259,497
General Motors Financial Co., Inc., 4.35%, 1/17/2027		129,000	130,562
IHO Verwaltungs GmbH, 4.75%, 9/15/2026 (n)		830,000	838,300
RCI Banque S.A., 1%, 5/17/2023	EUR	600,000	674,681
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		$1,085,000	1,140,606
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)		750,000	789,375

			$7,399,514
Biotechnology - 0.0%
Life Technologies Corp., 6%, 3/01/2020		$200,000	$219,398

Broadcasting - 2.2%
CBS Radio, Inc., 7.25%, 11/01/2024 (n)		$785,000	$828,175
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022		365,000	372,300
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022		1,305,000	1,349,044
E. W. Scripps Co., 5.125%, 5/15/2025 (n)		885,000	906,019
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		875,000	971,250
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		210,000	224,963
Match Group, Inc., 6.375%, 6/01/2024		965,000	1,051,850
Netflix, Inc., 5.375%, 2/01/2021		1,680,000	1,822,800
Netflix, Inc., 5.875%, 2/15/2025		70,000	76,825
Omnicom Group, Inc., 3.65%, 11/01/2024		77,000	79,500
Omnicom Group, Inc., 3.6%, 4/15/2026		290,000	295,257
ProSiebenSat.1 Media AG, 2.625%, 4/15/2021	EUR	240,000	287,510
RELX Finance B.V., 1%, 3/22/2024	EUR	150,000	170,625
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)		$181,000	180,936
Time Warner, Inc., 3.8%, 2/15/2027		332,000	331,444
WMG Acquisition Corp., 5%, 8/01/2023 (z)		210,000	214,988
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		1,285,000	1,297,850

			$10,461,336

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.2%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$178,000	$181,334
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	305,902
TD Ameritrade Holding Corp., 3.3%, 4/01/2027		282,000	283,670

			$770,906
Building - 3.1%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,105,000	$1,171,300
Allegion PLC, 5.875%, 9/15/2023		501,000	541,080
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		1,630,000	1,696,015
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		1,035,000	1,117,800
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	213,150
Gibraltar Industries, Inc., 6.25%, 2/01/2021		1,045,000	1,076,350
HD Supply, Inc., 5.75%, 4/15/2024 (n)		1,470,000	1,567,388
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	170,000	206,030
Imerys S.A., 1.5%, 1/15/2027	EUR	200,000	226,322
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		$133,000	133,020
Mohawk Industries, Inc., 3.85%, 2/01/2023		134,000	139,375
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022 (z)		715,000	757,900
Owens Corning, 4.2%, 12/15/2022		127,000	134,884
Owens Corning, 3.4%, 8/15/2026		238,000	235,776
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		915,000	935,588
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,380,000	1,450,725
Standard Industries, Inc., 6%, 10/15/2025 (n)		835,000	901,800
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,340,000	1,400,300
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025 (z)		340,000	344,250
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		492,000	514,632

			$14,763,685
Business Services - 2.3%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,500,000	$1,552,500
Alliance Data Systems Corp., 5.375%, 8/01/2022 (n)		450,000	455,625
CDK Global, Inc., 4.875%, 6/01/2027 (n)		650,000	656,910
Cisco Systems, Inc., 2.2%, 2/28/2021		350,000	352,647
Equinix, Inc., 4.875%, 4/01/2020		565,000	579,831
Equinix, Inc., 5.375%, 1/01/2022		305,000	322,251
Equinix, Inc., 5.375%, 4/01/2023		925,000	968,660
Equinix, Inc., 5.75%, 1/01/2025		202,000	218,160
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		537,000	561,691
Fidelity National Information Services, Inc., 5%, 10/15/2025		138,000	153,930
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	259,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Business Services - continued
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		$133,000	$134,498
First Data Corp., 5%, 1/15/2024 (n)		1,755,000	1,817,285
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)		510,000	531,675
Iron Mountain, Inc., REIT, 6%, 8/15/2023		1,540,000	1,632,400
Tencent Holdings Ltd., 3.375%, 3/05/2018 (n)		449,000	453,957

			$10,651,040
Cable TV - 6.3%
Altice Financing S.A., 6.5%, 1/15/2022 (n)		$2,005,000	$2,105,250
Altice Financing S.A., 6.625%, 2/15/2023 (n)		2,345,000	2,495,080
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		670,000	701,825
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)		2,535,000	2,666,516
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		1,565,000	1,657,930
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		335,000	354,681
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		695,000	742,781
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)		938,000	961,450
Charter Communications Operating LLC, 6.384%, 10/23/2035		217,000	254,470
Comcast Corp., 2.75%, 3/01/2023		880,000	892,309
Comcast Corp., 4.65%, 7/15/2042		60,000	64,724
Comcast Corp., 4.75%, 3/01/2044		223,000	245,540
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		1,055,000	1,104,923
DISH DBS Corp., 5%, 3/15/2023		1,065,000	1,094,628
DISH DBS Corp., 5.875%, 11/15/2024		1,665,000	1,773,225
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019		395,000	378,213
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		335,000	275,538
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)		245,000	264,447
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	EUR	520,000	661,540
Lynx II Corp., 6.375%, 4/15/2023 (n)		$555,000	582,056
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	209,317
Sirius XM Radio, Inc., 5.75%, 8/01/2021 (n)		$185,000	191,475
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		740,000	751,566
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,500,000	1,591,875
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	724,388
Sky PLC, 2.5%, 9/15/2026	EUR	350,000	428,370
Time Warner Cable, Inc., 4.5%, 9/15/2042		$119,000	113,630
Unitymedia Hessen, 5.5%, 1/15/2023 (n)		1,350,000	1,404,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		770,000	823,900
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	373,149
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,360,000	1,407,600
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	204,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - continued
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		$800,000	$814,000
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	510,600
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		850,000	869,125

			$29,694,621
Chemicals - 1.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$250,939
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		670,000	685,913
Chemours Co., 6.625%, 5/15/2023		600,000	640,434
Chemours Co., 7%, 5/15/2025		290,000	321,175
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)		1,195,000	1,362,300
LYB International Finance B.V., 4%, 7/15/2023		135,000	143,669
PPG Industries, Inc., 0.875%, 11/03/2025	EUR	230,000	252,703
Tronox Finance LLC, 6.375%, 8/15/2020		$415,000	419,150
Tronox Finance LLC, 7.5%, 3/15/2022 (n)		645,000	669,994
W.R. Grace & Co., 5.125%, 10/01/2021 (n)		800,000	852,000

			$5,598,277
Computer Software - 1.4%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		$915,000	$1,010,007
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		1,100,000	1,162,563
Microsoft Corp., 1.55%, 8/08/2021		1,014,000	998,296
Nuance Communications, Inc., 5.625%, 12/15/2026 (n)		1,275,000	1,341,938
Oracle Corp., 3.4%, 7/08/2024		251,000	261,404
VeriSign, Inc., 4.625%, 5/01/2023		1,465,000	1,503,456
VeriSign, Inc., 5.25%, 4/01/2025		100,000	106,125

			$6,383,789
Computer Software - Systems - 1.4%
Apple, Inc., 2.7%, 5/13/2022		$400,000	$409,308
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	198,529
Apple, Inc., 3.85%, 8/04/2046		$338,000	335,576
Apple, Inc., 4.25%, 2/09/2047		84,000	88,130
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		395,000	426,600
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		235,000	242,050
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		1,105,000	1,146,438
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,865,000	1,955,919
SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023		140,000	149,608
Western Digital Corp., 10.5%, 4/01/2024		1,320,000	1,547,040

			$6,499,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Conglomerates - 2.1%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,335,000	$2,405,050
EnerSys, 5%, 4/30/2023 (n)		1,875,000	1,933,594
Enpro Industries, Inc., 5.875%, 9/15/2022		1,800,000	1,881,000
Enpro Industries, Inc., 5.875%, 9/15/2022 (n)		55,000	57,475
Entegris, Inc., 6%, 4/01/2022 (n)		1,643,000	1,712,828
Johnson Controls International PLC, 1.375%, 2/25/2025	EUR	200,000	225,977
Johnson Controls International PLC, 4.5%, 2/15/2047		$68,000	71,568
Parker-Hannifin Corp., 1.125%, 3/01/2025 (z)	EUR	100,000	113,438
Parker-Hannifin Corp., 4.1%, 3/01/2047 (n)		$176,000	182,503
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		1,355,000	1,388,875

			$9,972,308
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$113,810
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	223,230

			$337,040
Consumer Products - 0.8%
Essity AB, 1.625%, 3/30/2027	EUR	300,000	$339,832
NBTY, Inc., 7.625%, 5/15/2021 (n)		$855,000	893,475
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)		1,085,000	1,106,700
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	258,603
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	180,200
Spectrum Brands, Inc., 5.75%, 7/15/2025		835,000	887,271

			$3,666,081
Consumer Services - 2.5%
ADT Corp., 6.25%, 10/15/2021		$2,155,000	$2,370,500
ADT Corp., 4.125%, 6/15/2023		60,000	59,550
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	200,000	228,940
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$520,000	540,800
Interval Acquisition Corp., 5.625%, 4/15/2023		2,175,000	2,256,563
Mobile Mini, Inc., 5.875%, 7/01/2024		1,255,000	1,305,200
Monitronics International, Inc., 9.125%, 4/01/2020		890,000	849,950
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	110,000	132,139
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,100,000	1,242,380
Service Corp. International, 5.375%, 5/15/2024		$350,000	368,778
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,495,000	1,550,465
Visa, Inc., 2.8%, 12/14/2022		571,000	584,806
Visa, Inc., 4.3%, 12/14/2045		300,000	324,554

			$11,814,625

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Containers - 2.8%
Berry Plastics Group, Inc., 5.5%, 5/15/2022		$1,025,000	$1,068,563
Berry Plastics Group, Inc., 6%, 10/15/2022		975,000	1,039,594
Crown American LLC, 4.5%, 1/15/2023		1,179,000	1,229,108
Crown American LLC, 4.25%, 9/30/2026 (n)		565,000	555,169
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,700,000	1,780,750
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)		1,858,000	1,904,450
Reynolds Group, 5.75%, 10/15/2020		510,000	523,643
Reynolds Group, 5.125%, 7/15/2023 (n)		900,000	936,000
Reynolds Group, 7%, 7/15/2024 (n)		535,000	575,791
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,495,000	1,560,406
Sealed Air Corp., 5.125%, 12/01/2024 (n)		390,000	410,475
Signode Industrial Group, 6.375%, 5/01/2022 (n)		740,000	771,450
Silgan Holdings, Inc., 5.5%, 2/01/2022		100,000	102,750
Silgan Holdings, Inc., 4.75%, 3/15/2025 (n)		630,000	641,025

			$13,099,174
Defense Electronics - 0.0%
BAE Systems PLC, 4.125%, 6/08/2022	GBP	150,000	$218,911

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$177,271
CommScope Holding Company, Inc., 5.5%, 6/15/2024 (n)		390,000	409,013
CommScope Technologies LLC, 5%, 3/15/2027 (n)		1,115,000	1,115,000

			$1,701,284
Electronics - 0.8%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027 (n)		$507,000	$515,429
Intel Corp., 3.15%, 5/11/2027		750,000	755,948
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	559,650
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,255,000	1,302,841
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	296,333
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	350,000	398,591

			$3,828,792
Emerging Market Quasi-Sovereign - 1.9%
BPRL International Singapore Pte. Ltd., 4.375%, 1/18/2027		$567,000	$587,205
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		293,000	299,156
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		207,000	206,586
Gaz Capital S.A., 4.95%, 2/06/2028		383,000	394,586
Gaz Capital S.A., 7.288%, 8/16/2037		507,000	615,812
KazMunayGas National Co., 4.75%, 4/19/2027 (n)		355,000	358,905
Majapahit Holding B.V., 7.25%, 6/28/2017 (n)		591,000	593,246
Office Cherifien des Phosphates S.A., 6.875%, 4/25/2044 (n)		351,000	390,926

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
ONGC Videsh Ltd., 4.625%, 7/15/2024		$511,000	$542,171
Pertamina PT, 6%, 5/03/2042 (n)		318,000	349,244
Pertamina PT, 6%, 5/03/2042		654,000	718,256
Pertamina PT, 5.625%, 5/20/2043 (n)		375,000	397,498
Petrobras Global Finance B.V., 6.125%, 1/17/2022		44,000	45,782
Petrobras Global Finance B.V., 7.375%, 1/17/2027		37,000	39,657
Petrobras International Finance Co., 6.75%, 1/27/2041		1,116,000	1,049,598
Petroleos Mexicanos, 4.625%, 9/21/2023		212,000	216,113
Petroleos Mexicanos, 6.5%, 3/13/2027 (n)		106,000	115,673
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,453,338
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		402,000	401,336

			$8,775,088
Emerging Market Sovereign - 4.0%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$608,965
Dominican Republic, 8.625%, 4/20/2027		758,000	903,930
Republic of Angola, 7%, 8/17/2019		271,125	279,980
Republic of Argentina, 5.625%, 1/26/2022		564,000	587,688
Republic of Argentina, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		353,000	238,275
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,146,000	1,248,842
Republic of Hungary, 5.375%, 2/21/2023		746,000	829,883
Republic of Hungary, 7.625%, 3/29/2041		470,000	697,762
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	666,692
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	210,210
Republic of Indonesia, 7%, 5/15/2022	IDR	30,561,000,000	2,323,049
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	302,688
Republic of Indonesia, 4.125%, 1/15/2025 (n)		342,000	352,720
Republic of Indonesia, 4.125%, 1/15/2025		1,368,000	1,410,880
Republic of Indonesia, 4.625%, 4/15/2043		1,349,000	1,380,727
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		341,000	373,112
Republic of Panama, 9.375%, 4/01/2029		719,000	1,065,918
Republic of Paraguay, 6.1%, 8/11/2044 (n)		550,000	599,517
Republic of Paraguay, 6.1%, 8/11/2044		443,000	482,883
Republic of Sri Lanka, 6.125%, 6/03/2025		1,286,000	1,322,068
Republic of Turkey, 3.25%, 3/23/2023		633,000	597,995
Republic of Turkey, 4.875%, 10/09/2026		1,183,000	1,178,112
Russian Federation, 4.875%, 9/16/2023 (n)		400,000	434,210
Russian Federation, 4.75%, 5/27/2026		800,000	842,739

			$18,938,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - 4.1%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(n)		$451,812	$90
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024 (n)		1,170,000	1,225,575
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		1,760,000	1,711,600
Concho Resources, Inc., 5.5%, 4/01/2023		1,375,000	1,421,406
Consol Energy, Inc., 5.875%, 4/15/2022		805,000	793,931
Consol Energy, Inc., 8%, 4/01/2023		730,000	769,238
Continental Resources, Inc., 4.5%, 4/15/2023		1,845,000	1,803,488
Diamondback Energy, Inc., 5.375%, 5/31/2025 (n)		1,415,000	1,457,450
Gulfport Energy Corp., 6%, 10/15/2024 (n)		980,000	960,400
Gulfport Energy Corp., 6.375%, 5/15/2025 (n)		355,000	352,338
PDC Energy, Inc., 6.125%, 9/15/2024 (n)		1,175,000	1,201,438
Rice Energy, Inc., 7.25%, 5/01/2023		1,380,000	1,474,875
Sanchez Energy Corp., 6.125%, 1/15/2023		436,000	383,680
Seven Generations Energy, 8.25%, 5/15/2020 (n)		700,000	731,500
Seven Generations Energy, 6.75%, 5/01/2023 (z)		960,000	1,012,800
SM Energy Co., 6.75%, 9/15/2026		1,710,000	1,675,800
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		401,000	390,374
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	960,845
Whiting Petroleum Corp., 6.25%, 4/01/2023		1,075,000	1,069,625

			$19,396,453
Energy - Integrated - 0.3%
Inkia Energy Ltd., 8.375%, 4/04/2021		$754,000	$781,333
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)		544,000	560,347

			$1,341,680
Entertainment - 1.2%
Carnival Corp., 1.875%, 11/07/2022	EUR	330,000	$393,880
Cedar Fair LP, 5.375%, 6/01/2024		$405,000	424,238
Cedar Fair LP, 5.375%, 4/15/2027 (n)		710,000	745,500
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,469,325
Cinemark USA, Inc., 4.875%, 6/01/2023		955,000	971,703
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		1,875,000	1,886,719

			$5,891,365
Financial Institutions - 2.8%
Aircastle Ltd., 4.625%, 12/15/2018		$130,000	$134,550
Aircastle Ltd., 5.125%, 3/15/2021		1,470,000	1,574,738
Aircastle Ltd., 5.5%, 2/15/2022		1,425,000	1,546,125
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018		615,000	621,150
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020		2,180,000	2,250,850
Nationstar Mortgage LLC/Capital Corp., 6.5%, 7/01/2021		515,000	525,944

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - continued
Navient Corp., 8%, 3/25/2020		$1,135,000	$1,254,175
Navient Corp., 7.25%, 1/25/2022		2,455,000	2,636,056
Navient Corp., 7.25%, 9/25/2023		430,000	451,930
Navient Corp., 6.125%, 3/25/2024		398,000	397,124
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		1,660,000	1,748,188

			$13,140,830
Food & Beverages - 2.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$275,275
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	335,183
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		408,000	420,486
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		533,000	580,848
Aramark Services, Inc., 4.75%, 6/01/2026		1,010,000	1,047,673
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	200,000	230,436
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		$690,000	706,312
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	232,020
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	542,672
Gruma S.A.B. de C.V., 4.875%, 12/01/2024 (n)		202,000	214,878
JBS Investments GmbH, 7.25%, 4/03/2024		200,000	185,500
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,775,000	1,730,625
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		835,000	855,875
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		280,000	287,000
PepsiCo, Inc., 2.15%, 10/14/2020		858,000	865,327
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		1,380,000	1,469,700
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,590,000	1,660,914
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		107,000	109,149
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	310,975

			$12,060,848
Food & Drug Stores - 0.1%
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		$333,000	$337,976
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		326,000	331,759

			$669,735
Forest & Paper Products - 0.0%
Appvion, Inc., 9%, 6/01/2020 (n)		$281,000	$160,170

Gaming & Lodging - 1.6%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$730,000	$753,725
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		1,500,000	1,623,750
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		175,000	189,438
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025 (n)		1,065,000	1,102,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Gaming & Lodging - continued
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	100,000	$144,538
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020		$300,000	307,260
MGM Resorts International, 6.625%, 12/15/2021		825,000	926,063
MGM Resorts International, 6%, 3/15/2023		650,000	713,570
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,375,000	1,405,938
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		535,000	547,706

			$7,714,263
Industrial - 0.2%
KAR Auction Services, Inc., 5.125%, 6/01/2025 (z)		$780,000	$795,600

Insurance - Health - 0.6%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$317,567
Centene Corp., 5.625%, 2/15/2021		495,000	516,968
Centene Corp., 6.125%, 2/15/2024		1,180,000	1,282,141
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	540,744

			$2,657,420
Insurance - Property & Casualty - 0.4%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$236,518
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	150,000	159,142
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$95,000	95,705
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	225,721
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	392,083
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	100,000	121,532
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	EUR	100,000	121,532
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		$159,000	164,857
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		131,000	138,075
QBE Capital Funding III Ltd., 7.5% to 5/24/2021, FRN to 5/24/2041	GBP	200,000	290,912

			$1,946,077
International Market Quasi-Sovereign - 0.1%
Electricite de France S.A., 5.375% to 1/29/2025, FRN to 12/29/2049	EUR	200,000	$244,014
Electricite de France S.A., 6% to 1/29/2026, FRN to 1/29/2046	GBP	100,000	134,482

			$378,496
International Market Sovereign - 11.6%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	1,734,000	$1,482,902
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	600,000	493,975
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	442,000	845,593
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	120,000	178,220
Government of Canada, 3.25%, 6/01/2021	CAD	187,000	151,398

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Canada, 2.5%, 6/01/2024	CAD	5,700,000	$4,609,369
Government of Canada, 1.5%, 6/01/2026	CAD	4,718,000	3,553,213
Government of Canada, 5.75%, 6/01/2033	CAD	948,000	1,083,247
Government of Japan, 0.8%, 6/20/2023	JPY	500,000,000	4,759,639
Government of Japan, 0.3%, 12/20/2025	JPY	16,400,000	151,823
Government of Japan, 2.2%, 9/20/2027	JPY	787,000,000	8,656,360
Government of Japan, 2.4%, 3/20/2037	JPY	493,400,000	5,978,271
Government of Japan, 1.8%, 3/20/2043	JPY	81,000,000	913,658
Kingdom of Spain, 4.6%, 7/30/2019	EUR	1,130,000	1,402,409
Kingdom of Spain, 5.4%, 1/31/2023	EUR	1,416,000	2,025,095
Kingdom of Spain, 5.15%, 10/31/2028	EUR	1,210,000	1,843,935
Republic of France, 6%, 10/25/2025	EUR	2,106,000	3,474,167
Republic of France, 4.75%, 4/25/2035	EUR	468,000	817,661
Republic of Ireland, 4.5%, 4/18/2020	EUR	222,000	284,714
Republic of Italy, 3.75%, 3/01/2021	EUR	3,142,000	3,965,112
Republic of Italy, 5.5%, 9/01/2022	EUR	925,000	1,278,232
Republic of Portugal, 4.95%, 10/25/2023	EUR	1,894,000	2,507,524
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	938,000	1,594,414
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	470,000	866,174
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	850,000	1,446,452

			$54,363,557
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	188,000	$139,481
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	235,481
Province of Manitoba, 4.15%, 6/03/2020	CAD	166,000	133,648

			$508,610
Machinery & Tools - 1.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$1,267,950
CNH Industrial Capital LLC, 4.375%, 11/06/2020		1,930,000	2,014,438
CNH Industrial N.V., 4.5%, 8/15/2023		840,000	867,300
H&E Equipment Services Co., 7%, 9/01/2022		1,805,000	1,887,489

			$6,037,177
Major Banks - 2.9%
Banco Bilbao Vizcaya Argentaria S.A., 3.5%, 2/10/2027	EUR	200,000	$240,488
Bank of America Corp., 7.625%, 6/01/2019		$370,000	409,852
Bank of America Corp., 2.625%, 4/19/2021		370,000	371,587
Bank of America Corp., 3.248%, 10/21/2027		462,000	448,082
Bank of America Corp., FRN, 6.1%, 12/29/2049		1,032,000	1,108,110
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	330,622
Barclays Bank PLC, 6.75% to 1/16/2018, FRN to 1/16/2023	GBP	100,000	132,656
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	169,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Major Banks - continued
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	$224,722
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		360,000	361,749
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	565,339
Goldman Sachs Group, Inc., 3.625%, 1/22/2023		454,000	470,220
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		314,000	320,162
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	280,028
HSBC Holdings PLC, 6% to 5/22/2027, FRN to 11/22/2065		297,000	303,126
JPMorgan Chase & Co., 6.3%, 4/23/2019		500,000	539,455
JPMorgan Chase & Co., 3.25%, 9/23/2022		478,000	490,946
JPMorgan Chase & Co., 2.95%, 10/01/2026		601,000	581,821
JPMorgan Chase & Co., 3.54% to 5/01/2027, FRN to 5/01/2028		291,000	292,523
JPMorgan Chase & Co., 4.26% to 2/22/2047, FRN to 2/22/2048		303,000	311,608
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/31/2049		1,600,000	1,701,008
Morgan Stanley, 6.625%, 4/01/2018		391,000	406,522
Morgan Stanley, 2.2%, 12/07/2018		238,000	239,152
Morgan Stanley, 3.125%, 7/27/2026		303,000	294,316
Morgan Stanley, 2.625%, 3/09/2027	GBP	200,000	262,168
Morgan Stanley, 3.95%, 4/23/2027		$229,000	232,425
Nationwide Building Society, 1.25%, 3/03/2025	EUR	240,000	278,248
Nordea Bank AB, 1%, 9/07/2026	EUR	200,000	226,555
PNC Bank N.A., 2.6%, 7/21/2020		$295,000	299,785
UBS Group AG, 6.875%, 12/29/2049		1,220,000	1,312,027
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	300,000	346,388
Wells Fargo & Co., 4.1%, 6/03/2026		$100,000	104,094

			$13,655,146
Medical & Health Technology & Services - 5.2%
AmSurg Corp., 5.625%, 7/15/2022		$1,095,000	$1,142,769
Baxter International, Inc., 1.3%, 5/30/2025	EUR	200,000	225,590
Becton, Dickinson and Co., 2.675%, 12/15/2019		$379,000	383,803
Becton, Dickinson and Co., 3.734%, 12/15/2024		239,000	243,681
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022		960,000	853,200
DaVita, Inc., 5.125%, 7/15/2024		455,000	462,963
DaVita, Inc., 5%, 5/01/2025		1,015,000	1,008,656
HCA, Inc., 4.25%, 10/15/2019		145,000	150,974
HCA, Inc., 7.5%, 2/15/2022		2,450,000	2,823,625
HCA, Inc., 5.875%, 3/15/2022		1,770,000	1,964,700
HCA, Inc., 5%, 3/15/2024		900,000	964,260
HCA, Inc., 5.375%, 2/01/2025		1,490,000	1,566,363
HCA, Inc., 5.875%, 2/15/2026		415,000	450,794
HCA, Inc., 5.25%, 6/15/2026		215,000	233,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
HealthSouth Corp., 5.125%, 3/15/2023		$1,305,000	$1,331,100
HealthSouth Corp., 5.75%, 11/01/2024		960,000	991,200
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	203,921
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	318,211
MEDNAX, Inc., 5.25%, 12/01/2023 (n)		1,435,000	1,456,525
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		1,225,000	1,264,543
Quorum Health Corp., 11.625%, 4/15/2023		630,000	557,550
Tenet Healthcare Corp., 8%, 8/01/2020		2,015,000	2,050,263
Tenet Healthcare Corp., 8.125%, 4/01/2022		1,740,000	1,835,700
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	365,814
Universal Health Services, Inc., 7.625%, 8/15/2020		1,325,000	1,351,500
Universal Health Services, Inc., 5%, 6/01/2026 (n)		239,000	245,573

			$24,446,833
Medical Equipment - 0.8%
Hologic, Inc., 5.25%, 7/15/2022 (n)		$830,000	$871,500
Medtronic, Inc., 3.5%, 3/15/2025		615,000	641,735
Teleflex, Inc., 5.25%, 6/15/2024		1,220,000	1,262,700
Teleflex, Inc., 4.875%, 6/01/2026		610,000	625,250
Zimmer Biomet Holdings, Inc., 1.414%, 12/13/2022	EUR	300,000	344,723

			$3,745,908
Metals & Mining - 3.3%
Barrick Gold Corp., 4.1%, 5/01/2023		$194,000	$211,139
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	207,905
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$395,000	413,684
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		570,000	575,700
Freeport-McMoRan, Inc., 3.875%, 3/15/2023		855,000	794,637
Freeport-McMoRan, Inc., 6.5%, 11/15/2020 (n)		135,000	139,736
Freeport-McMoRan, Inc., 6.875%, 2/15/2023 (n)		2,270,000	2,377,825
Glencore Finance (Europe) S.A., 6.5%, 2/27/2019	GBP	50,000	70,131
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	376,791
Glencore Finance (Europe) S.A., 1.75%, 3/17/2025	EUR	200,000	221,316
GrafTech International Co., 6.375%, 11/15/2020		$680,000	593,300
Kaiser Aluminum Corp., 5.875%, 5/15/2024		1,525,000	1,608,875
Kinross Gold Corp., 5.125%, 9/01/2021		440,000	464,200
Kinross Gold Corp., 5.95%, 3/15/2024		1,265,000	1,382,013
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		455,000	481,213
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		930,000	1,018,350
Novelis Corp., 5.875%, 9/30/2026 (z)		1,310,000	1,355,850
Steel Dynamics, Inc., 5.125%, 10/01/2021		430,000	443,438
Steel Dynamics, Inc., 5.25%, 4/15/2023		775,000	801,156
Steel Dynamics, Inc., 5.5%, 10/01/2024		835,000	884,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Suncoke Energy, Inc., 7.625%, 8/01/2019	$127,000	$125,254
TMS International Corp., 7.625%, 10/15/2021 (n)	850,000	862,750

		$15,409,319
Midstream - 4.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$280,000	$290,346
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	1,585,000	1,628,588
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	270,000	274,790
Enbridge, Inc., 5.5%, 12/01/2046	300,000	335,848
Energy Transfer Equity LP, 7.5%, 10/15/2020	1,625,000	1,815,938
Enterprise Products Operating LLC, 1.65%, 5/07/2018	296,000	295,920
Enterprise Products Partners LP, 6.3%, 9/15/2017	180,000	182,372
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	725,000	699,625
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	1,556,000	2,000,621
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	140,000	143,805
ONEOK, Inc., 7.5%, 9/01/2023	545,000	649,572
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	1,105,000	1,208,771
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,890,000	2,108,374
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	575,000	644,059
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	1,074,000	1,192,714
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028 (n)	666,000	674,961
Spectra Energy Capital LLC, 8%, 10/01/2019	250,000	281,662
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	1,050,000	1,065,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	585,000	603,281
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027 (n)	1,790,000	1,866,075
Williams Cos., Inc., 4.55%, 6/24/2024	1,395,000	1,433,363

		$19,396,435
Mortgage-Backed - 3.0%
Fannie Mae, 6%, 6/01/2017 - 2/01/2037	$88,515	$100,985
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035	298,522	323,721
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033	49,755	56,218
Fannie Mae, FRN, 1.226%, 5/25/2018	1,811,646	1,811,925
Freddie Mac, 2.811%, 1/25/2025	11,000,000	11,249,977
Freddie Mac, 2.673%, 3/25/2026	701,000	702,659
Freddie Mac, 6%, 8/01/2034	78,763	90,603

		$14,336,088
Natural Gas - Distribution - 0.1%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$523,000	$547,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 1.6%
AT&T, Inc., 2.45%, 6/30/2020		$277,000	$278,208
AT&T, Inc., 4.25%, 6/01/2043	GBP	100,000	141,901
AT&T, Inc., 5.65%, 2/15/2047		$206,000	222,642
British Telecom PLC, 5.75%, 12/07/2028	GBP	150,000	259,040
CenturyLink, Inc., 6.45%, 6/15/2021		$575,000	621,719
CenturyLink, Inc., 7.65%, 3/15/2042		595,000	561,531
Columbus International, Inc., 7.375%, 3/30/2021 (n)		200,000	213,100
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	200,000	226,828
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026		$300,000	309,719
Telecom Italia Capital, 6%, 9/30/2034		250,000	264,295
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		1,515,000	1,616,308
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		517,000	539,546
Verizon Communications, Inc., 1.375%, 11/02/2028	EUR	220,000	237,333
Verizon Communications, Inc., 4.812%, 3/15/2039 (z)		$323,000	325,457
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		660,000	709,500
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,005,000	1,060,164

			$7,587,291
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/2022		$621,000	$379,586
Diamond Offshore Drilling, Inc., 5.7%, 10/15/2039		945,000	761,906
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		880,649	340,150
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		945,000	940,275
Weatherford International Ltd., 8.25%, 6/15/2023		720,000	763,200

			$3,185,117
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$645,000	$696,600
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)		1,135,000	1,160,538
Marathon Petroleum Corp., 4.75%, 9/15/2044		200,000	188,105
Phillips 66, 4.875%, 11/15/2044		150,000	159,803

			$2,205,046
Other Banks & Diversified Financials - 1.0%
Arion Banki, 2.5%, 4/26/2019	EUR	100,000	$116,756
Bank of Iceland, 1.75%, 9/07/2020	EUR	300,000	346,888
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	1,135,775
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	237,997
Capital One Financial Corp., 2.35%, 8/17/2018		$806,000	810,544
Citizens Bank N.A., 2.55%, 5/13/2021		250,000	250,988
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		953,000	1,151,939

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
ING Groep N.V., 3.95%, 3/29/2027		$249,000	$257,835
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	100,000	144,383
U.S. Bancorp, 0.85%, 6/07/2024	EUR	150,000	168,445

			$4,621,550
Personal Computers & Peripherals - 0.0%
Equifax, Inc., 2.3%, 6/01/2021		$160,000	$159,219

Pharmaceuticals - 1.0%
Celgene Corp., 2.875%, 8/15/2020		$524,000	$536,003
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/2022 (n)		985,000	982,538
Forest Laboratories, Inc., 4.375%, 2/01/2019 (n)		132,000	136,532
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	52,612
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		1,335,000	1,319,147
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)		690,000	633,075
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)		890,000	849,950

			$4,509,857
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)		$1,850,000	$1,896,250

Printing & Publishing - 0.9%
Nielsen Finance LLC, 5%, 4/15/2022 (n)		$1,165,000	$1,198,494
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024		1,120,000	1,171,800
TEGNA, Inc., 4.875%, 9/15/2021 (n)		345,000	355,350
TEGNA, Inc., 6.375%, 10/15/2023		1,260,000	1,334,025

			$4,059,669
Real Estate - Apartment - 0.1%
Vonovia SE, REIT, 2.125%, 7/09/2022	EUR	225,000	$272,397

Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022		$1,490,000	$1,540,288
MPT Operating Partnership LP, REIT, 5.25%, 8/01/2026		1,290,000	1,354,500

			$2,894,788
Real Estate - Office - 0.1%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$253,482
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	250,000	294,497

			$547,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Other - 1.1%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024 (n)		$1,455,000	$1,487,738
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021		1,210,000	1,258,400
Felcor Lodging LP, REIT, 5.625%, 3/01/2023		1,240,000	1,295,800
Fibra Uno, REIT, 6.95%, 1/30/2044 (n)		200,000	209,000
Starwood Property Trust, Inc., REIT, 5%, 12/15/2021 (n)		1,070,000	1,115,475

			$5,366,413
Real Estate - Retail - 0.0%
Simon International Finance S.C.A., REIT, 1.25%, 5/13/2025	EUR	200,000	$226,611

Restaurants - 0.2%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		$840,000	$881,370

Retailers - 1.3%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044		$145,000	$129,540
Best Buy Co., Inc., 5.5%, 3/15/2021		347,000	378,420
Dollar Tree, Inc., 5.75%, 3/01/2023		1,770,000	1,874,430
Hanesbrands, Inc., 4.625%, 5/15/2024 (z)		300,000	300,000
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		1,280,000	1,283,200
Home Depot, Inc., 3%, 4/01/2026		310,000	313,904
Home Depot, Inc., 4.875%, 2/15/2044		200,000	232,665
Kering S.A., 1.25%, 5/10/2026	EUR	200,000	227,549
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025		$1,295,000	1,327,375

			$6,067,083
Specialty Chemicals - 1.2%
A Schulman, Inc., 6.875%, 6/01/2023		$1,230,000	$1,306,875
Chemtura Corp., 5.75%, 7/15/2021		1,465,000	1,510,781
Ecolab, Inc., 2.625%, 7/08/2025	EUR	100,000	125,023
Koppers, Inc., 6%, 2/15/2025 (n)		$1,190,000	1,249,500
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,345,000	1,408,888

			$5,601,067
Specialty Stores - 0.7%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)		$1,065,000	$993,113
Group 1 Automotive, Inc., 5%, 6/01/2022		1,455,000	1,476,825
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)		745,000	763,625

			$3,233,563
Supermarkets - 0.4%
Albertsons Cos. LLC/Safeway, Inc., 6.625%, 6/15/2024 (n)		$1,285,000	$1,329,975
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	222,422
William Morrison Supermarkets PLC, 3.5%, 7/27/2026	GBP	100,000	138,659

			$1,691,056

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supranational - 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	$128,972
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	210,000	172,808
International Finance Corp., 3.25%, 7/22/2019	AUD	305,000	232,843
West African Development Bank, 5.5%, 5/06/2021 (n)		$210,000	223,073

			$757,696
Telecommunications - Wireless - 3.4%
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		$415,000	$440,938
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		840,000	916,650
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	140,000	160,823
American Tower Corp., REIT, 3.5%, 1/31/2023		$465,000	478,906
American Tower Corp., REIT, 1.375%, 4/04/2025	EUR	100,000	112,350
Crown Castle International Corp., 3.7%, 6/15/2026		$157,000	158,692
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		811,000	769,031
Digicel Group Ltd., 6%, 4/15/2021 (n)		680,000	657,716
Digicel Group Ltd., 7.125%, 4/01/2022 (n)		640,000	560,800
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,150,000	1,109,750
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		410,000	427,938
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	221,658
SFR Group S.A., 7.375%, 5/01/2026 (n)		1,200,000	1,298,244
Sprint Capital Corp., 6.875%, 11/15/2028		1,625,000	1,801,719
Sprint Corp., 7.875%, 9/15/2023		980,000	1,131,900
Sprint Corp., 7.125%, 6/15/2024		1,655,000	1,861,668
Sprint Nextel Corp., 9%, 11/15/2018 (n)		326,000	357,785
Sprint Nextel Corp., 6%, 11/15/2022		480,000	511,200
T-Mobile USA, Inc., 6.125%, 1/15/2022		135,000	142,256
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	665,891
T-Mobile USA, Inc., 5.125%, 4/15/2025		815,000	849,727
T-Mobile USA, Inc., 6.5%, 1/15/2026		775,000	855,406
T-Mobile USA, Inc., 5.375%, 4/15/2027		695,000	740,175

			$16,231,223
Telephone Services - 0.5%
Chorus Ltd. Co., 1.125%, 10/18/2023	EUR	150,000	$169,497
Level 3 Financing, Inc., 5.375%, 1/15/2024		$470,000	492,621
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,645,000	1,728,780
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	216,071

			$2,606,969
Tobacco - 0.3%
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	150,000	$169,357
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$455,000	482,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Tobacco - continued
Philip Morris International, Inc., 4.875%, 11/15/2043		$174,000	$193,039
Reynolds American, Inc., 8.125%, 6/23/2019		92,000	103,169
Reynolds American, Inc., 3.25%, 6/12/2020		41,000	42,446
Reynolds American, Inc., 4.45%, 6/12/2025		98,000	105,604
Reynolds American, Inc., 5.7%, 8/15/2035		118,000	138,314

			$1,234,172
Transportation - Services - 0.7%
Autostrade per L’Italia S.p.A., 1.75%, 6/26/2026	EUR	250,000	$289,047
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028	EUR	200,000	212,238
Delhi International Airport, 6.125%, 10/31/2026 (n)		$521,000	556,541
ERAC USA Finance LLC, 6.375%, 10/15/2017 (n)		400,000	406,714
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		250,000	317,445
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)		332,000	318,285
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	173,191
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$555,000	444,000
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		130,000	125,125
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	509,200

			$3,351,786
U.S. Treasury Obligations - 12.6%
U.S. Treasury Bonds, 5.25%, 2/15/2029		$874,000	$1,138,112
U.S. Treasury Bonds, 5.375%, 2/15/2031		286,200	388,572
U.S. Treasury Bonds, 4.5%, 2/15/2036		95,000	123,147
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		1,885,200	2,521,234
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		2,920,000	3,074,442
U.S. Treasury Notes, 0.75%, 10/31/2018		14,000,000	13,906,480
U.S. Treasury Notes, 0.875%, 11/30/2017		20,000,000	19,973,410
U.S. Treasury Notes, 0.875%, 5/15/2019		9,000,000	8,929,692
U.S. Treasury Notes, 1.75%, 5/15/2022		4,692,000	4,690,536
U.S. Treasury Notes, 2.25%, 11/15/2025		4,519,000	4,555,012

			$59,300,637
Utilities - Electric Power - 2.8%
American Electric Power Co., Inc., 1.65%, 12/15/2017		$185,000	$184,998
Calpine Corp., 5.5%, 2/01/2024		1,765,000	1,703,225
Calpine Corp., 5.75%, 1/15/2025		820,000	777,975
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	318,913
Covanta Holding Corp., 5.875%, 3/01/2024		755,000	745,563
Covanta Holding Corp., 5.875%, 7/01/2025		630,000	614,250
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	252,618
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	316,662

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Utilities - Electric Power - continued
EDP Finance B.V., 5.25%, 1/14/2021 (n)		$200,000	$214,960
EDP Finance B.V., 2%, 4/22/2025	EUR	100,000	113,318
Emera U.S. Finance LP, 2.7%, 6/15/2021		$98,000	98,552
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	112,016
Enel Americas S.A., 4%, 10/25/2026		345,000	346,294
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		442,000	445,088
Engie Energia Chile S.A., 5.625%, 1/15/2021		757,000	830,197
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		512,000	529,637
Exelon Corp., 3.497%, 6/01/2022		260,000	266,100
Greenko Dutch B.V., 8%, 8/01/2019 (n)		378,000	394,538
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	160,667
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$377,000	383,676
NRG Energy, Inc., 6.625%, 3/15/2023		1,985,000	2,044,749
NRG Energy, Inc., 7.25%, 5/15/2026		830,000	848,675
PG&E Corp., 2.4%, 3/01/2019		166,000	167,218
PPL Capital Funding, Inc., 3.1%, 5/15/2026		379,000	371,236
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		250,000	271,359
Southern Co., 4.4%, 7/01/2046		339,000	336,952
Virginia Electric & Power Co., 3.5%, 3/15/2027		475,000	493,450

			$13,342,886
Total Bonds (Identified Cost, $546,855,193)			$555,438,240

Floating Rate Loans (g)(r) - 0.7%
Aerospace - 0.1%
TransDigm, Inc., Term Loan C, 4.13%, 2/28/2020		$529,803	$531,525

Chemicals - 0.1%
GCP Applied Technologies, Inc., Term Loan B, 4.39%, 2/03/2022		$356,169	$357,060

Computer Software - Systems - 0.1%
Sabre, Inc., Term Loan B, 3.79%, 2/22/2024		$330,572	$333,381

Conglomerates - 0.0%
Entegris, Inc., Term Loan B, 3.79%, 4/30/2021		$140,378	$141,080

Consumer Products - 0.1%
Spectrum Brands, Inc., Term Loan B, 3.08%, 6/23/2022		$311,889	$313,683

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.29%, 4/13/2024		$324,093	$327,010
Six Flags Theme Parks, Inc., Term Loan B, 3.29%, 6/30/2022		331,400	334,818

			$661,828

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Gaming & Lodging - 0.1%
Hilton Worldwide Finance LLC, Term Loan B2, 3.02%, 10/25/2023	$338,973	$340,986

Medical & Health Technology & Services - 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 3.79%, 6/24/2021	$558,844	$562,536

Printing & Publishing - 0.0%
Outfront Media Capital LLC, Term Loan B, 3.25%, 3/16/2024	$79,294	$79,740

Utilities - Electric Power - 0.0%
Calpine Construction Finance Co. LP, Term Loan B1, 3.3%, 5/03/2020	$120,021	$119,871
Total Floating Rate Loans (Identified Cost, $3,427,546)		$3,441,690

Common Stocks - 0.2%
Energy - Independent - 0.1%
Pacific Exploration & Production Corp. (a)	8,177	$229,812

Oil Services - 0.1%
LTRI Holdings LP (a)	615	$546,993
Total Common Stocks (Identified Cost, $1,645,971)		$776,805

Money Market Funds - 3.8%
MFS Institutional Money Market Portfolio, 0.87% (v) (Identified Cost, $17,993,017)	17,994,144	$17,994,144
Total Investments (Identified Cost, $569,921,727)		$577,650,879

Other Assets, Less Liabilities - (22.8)%		(107,309,103)
Net Assets - 100.0%		$470,341,776

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $151,689,671, representing 31.8% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.

Portfolio of Investments (unaudited) – continued

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.643%, 12/28/2040	3/01/06	$497,017	$383,998
Hanesbrands, Inc., 4.625%, 5/15/2024	5/03/17	298,512	300,000
HarbourView CLO VII Ltd., “B1R”, FRN, 2.831%, 11/18/2026	2/09/17	940,012	939,965
KAR Auction Services, Inc., 5.125%, 6/01/2025	5/22/17-5/23/17	786,436	795,600
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	112,134	121,532
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.688%, 10/15/2027	7/27/16	2,514,408	2,533,425
New Enterprise Stone & Lime Co, Inc., 10.125%, 4/01/2022	3/09/17-4/04/17	741,767	757,900
Novelis Corp., 5.875%, 9/30/2026	5/12/17-5/24/17	1,358,075	1,355,850
Octagon Investment Partners XV, Ltd., 2.554%, 10/25/2025	5/15/17	1,177,401	1,177,401
Parker-Hannifin Corp., 1.125%, 3/01/2025	2/21/17	104,941	113,438
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	237,934	210,210
Seven Generations Energy, 6.75%, 5/01/2023	4/20/17-4/27/17	1,017,817	1,012,800
Summit Materials LLC/Summit Materials Finance Co., 5.125%, 6/01/2025	5/24/17	340,000	344,250
Verizon Communications, Inc., 4.812%, 3/15/2039	9/26/13-1/31/17	324,345	325,457
WMG Acquisition Corp., 5%, 8/01/2023	5/11/17-5/12/17	214,970	214,988
Total Restricted Securities			$10,586,814
% of Net assets			2.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Exchange Contracts at 5/31/17

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	1,650,000	6/09/17	$1,221,263	$1,225,868	$4,605
SELL	AUD	Barclays Bank PLC	162,000	6/09/17	121,956	120,358	1,598
SELL	AUD	Westpac Banking Corp.	6,435,148	6/09/17	4,867,707	4,780,995	86,712
BUY	CAD	Merrill Lynch International	1,443,000	6/09/17	1,049,205	1,068,339	19,134
SELL	CAD	Brown Brothers Harriman	377,000	6/09/17	279,929	279,116	813
SELL	CAD	Citibank N.A.	17,198,222	6/09/17	12,835,308	12,732,870	102,438
BUY	CHF	Citibank N.A.	58,000	6/09/17	58,434	59,908	1,474
BUY	DKK	Goldman Sachs International	31,438	6/09/17	4,490	4,750	260
BUY	EUR	Barclays Bank PLC	48,000	6/09/17	51,484	53,938	2,454
BUY	EUR	Citibank N.A.	304,796	6/09/17	328,798	342,502	13,704

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	EUR	Deutsche Bank AG	722,000	6/09/17	$772,965	$811,318	$38,353
BUY	EUR	Goldman Sachs International	2,380,213	6/09/17	2,558,400	2,674,668	116,268
BUY	EUR	JPMorgan Chase Bank N.A.	141,000	6/09/17	151,958	158,443	6,485
SELL	EUR	Brown Brothers Harriman	208,000	6/09/17	233,789	233,732	57
SELL	EUR	Citibank N.A.	355,152	6/09/17	399,238	399,088	150
SELL	GBP	Brown Brothers Harriman	179,000	6/09/17	231,716	230,674	1,042
SELL	HKD	Brown Brothers Harriman	18,976,000	6/09/17	2,445,221	2,435,559	9,662
BUY	INR	JPMorgan Chase Bank N.A.	153,681,000	6/15/17	2,303,200	2,377,905	74,705
SELL	INR	JPMorgan Chase Bank N.A.	3,217,000	6/15/17	49,879	49,777	102
BUY	KRW	JPMorgan Chase Bank N.A.	44,218,500	8/14/17	39,057	39,530	473
BUY	MXN	JPMorgan Chase Bank N.A.	47,221,094	6/09/17	2,422,810	2,529,521	106,711
BUY	NOK	Deutsche Bank AG	106,912	6/09/17	12,631	12,655	24
BUY	NZD	JPMorgan Chase Bank N.A.	82,494	6/09/17	57,580	58,437	857
BUY	SEK	Goldman Sachs International	24,353,119	6/09/17	2,716,502	2,802,956	86,454
BUY	ZAR	JPMorgan Chase Bank N.A.	569,852	6/09/17	43,287	43,391	104

							$674,639

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CHF	Citibank N.A.	918	6/09/17	$911	$948	$(37)
BUY	EUR	Deutsche Bank AG	146,214	6/09/17	164,539	164,303	(236)
BUY	EUR	Goldman Sachs International	272,561	6/09/17	306,517	306,279	(238)
SELL	EUR	Barclays Bank PLC	99,800	6/09/17	106,060	112,147	(6,087)
SELL	EUR	Brown Brothers Harriman	2,292,552	6/09/17	2,457,753	2,576,162	(118,409)
SELL	EUR	Citibank N.A.	53,202	6/09/17	57,407	59,783	(2,376)
SELL	EUR	Goldman Sachs International	514,370	6/09/17	561,159	578,002	(16,843)
SELL	EUR	JPMorgan Chase Bank N.A.	26,500,498	6/09/17	28,153,594	29,778,858	(1,625,264)
SELL	EUR	UBS AG	4,683,727	6/09/17	5,018,286	5,263,148	(244,862)
BUY	GBP	Barclays Bank PLC	74,382	6/09/17	96,898	95,854	(1,044)
BUY	GBP	Brown Brothers Harriman	267,188	6/09/17	348,016	344,320	(3,696)
SELL	GBP	Barclays Bank PLC	7,039,125	6/09/17	8,612,418	9,071,183	(458,765)
SELL	GBP	Goldman Sachs International	198,628	6/09/17	241,962	255,969	(14,007)
BUY	HKD	Deutsche Bank AG	28,684,000	6/09/17	3,698,844	3,681,575	(17,269)
SELL	JPY	Goldman Sachs International	2,239,818,459	6/09/17	19,728,695	20,228,789	(500,094)
SELL	JPY	JPMorgan Chase Bank N.A.	26,053,000	6/09/17	232,002	235,296	(3,294)
SELL	MXN	Goldman Sachs International	44,002,000	6/09/17	2,262,732	2,357,082	(94,350)
BUY	MYR	JPMorgan Chase Bank N.A.	444,000	7/31/17	104,006	103,454	(552)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 5/31/17 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	SEK	Brown Brothers Harriman	2,095,000	6/09/17	$233,634	$241,127	$(7,493)
SELL	SGD	Barclays Bank PLC	66,859	6/09/17	47,398	48,325	(927)

							$(3,115,843)

Futures Contracts at 5/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bobl 5 yr (Long)	EUR	38	$5,642,831	June - 2017	$13,148
Euro-Bund 10 yr (Long)	EUR	37	6,746,657	June - 2017	58,522
Euro-Buxl 30 yr (Long)	EUR	17	3,214,015	June - 2017	32,045
U.S. Treasury Ultra Bond 30 (Long)	USD	8	1,321,000	September - 2017	16,533

					$120,248

Liability Derivatives
Interest Rate Futures
United Kingdom Gilt 10 yr (Long)	GBP	35	$5,769,553	September - 2017	$(3,270)
Government of Canada 10 yr (Short)	CAD	12	1,292,164	September - 2017	(8,830)
U.S. Treasury Note 10 yr (Short)	USD	385	48,624,297	September - 2017	(172,957)
U.S. Treasury Bond 30 yr (Short)	USD	4	615,250	September - 2017	(6,141)
U.S. Treasury Note 5 yr (Short)	USD	50	5,915,625	September - 2017	(11,114)

					$(202,312)

At May 31, 2017, the fund had cash collateral of $1,904,000 and other liquid securities with an aggregate value of $1,034,112 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Restricted cash” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $551,928,710)	$559,656,735
Underlying affiliated funds, at value (identified cost, $17,993,017)	17,994,144
Total investments, at value (identified cost, $569,921,727)	$577,650,879
Cash	99,992
Restricted cash	1,904,000
Receivables for
Forward foreign currency exchange contracts	674,639
Investments sold	1,734,284
Interest	6,185,702
Other assets	30,727
Total assets	$588,280,223
Liabilities
Notes payable	$100,000,000
Payables for
Distributions	190,838
Forward foreign currency exchange contracts	3,115,843
Daily variation margin on open futures contracts	68,684
Investments purchased	14,281,729
Payable to affiliates
Investment adviser	14,637
Transfer agent and dividend disbursing costs	1,579
Payable for independent Trustees’ compensation	16,351
Accrued interest expense	134,213
Accrued expenses and other liabilities	114,573
Total liabilities	$117,938,447
Net assets	$470,341,776
Net assets consist of
Paid-in capital	$497,818,277
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,224,250
Accumulated net realized gain (loss) on investments and foreign currency	(15,963,928)
Accumulated distributions in excess of net investment income	(16,736,823)
Net assets	$470,341,776
Shares of beneficial interest outstanding	49,816,121
Net asset value per share (net assets of $470,341,776 / 49,816,121 shares of beneficial interest outstanding)	$9.44

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$12,704,833
Dividends from underlying affiliated funds	42,934
Foreign taxes withheld	(1,843)
Total investment income	$12,745,924
Expenses
Management fee	$1,347,126
Transfer agent and dividend disbursing costs	29,201
Administrative services fee	42,343
Independent Trustees’ compensation	33,742
Stock exchange fee	24,998
Custodian fee	24,423
Shareholder communications	86,208
Audit and tax fees	39,632
Legal fees	15,101
Interest expense	708,559
Miscellaneous	30,826
Total expenses	$2,382,159
Net investment income	$10,363,765
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(641,708)
Underlying affiliated funds	381
Futures contracts	(609,189)
Foreign currency	5,660,550
Net realized gain (loss) on investments and foreign currency	$4,410,034
Change in unrealized appreciation (depreciation)
Investments	$19,070,498
Futures contracts	376,533
Translation of assets and liabilities in foreign currencies	(7,627,098)
Net unrealized gain (loss) on investments and foreign currency translation	$11,819,933
Net realized and unrealized gain (loss) on investments and foreign currency	$16,229,967
Change in net assets from operations	$26,593,732

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 5/31/17 (unaudited)	Year ended 11/30/16
From operations
Net investment income	$10,363,765	$23,982,372
Net realized gain (loss) on investments and foreign currency	4,410,034	(16,119,265)
Net unrealized gain (loss) on investments and foreign currency translation	11,819,933	32,311,594
Change in net assets from operations	$26,593,732	$40,174,701
Distributions declared to shareholders
From net investment income	$(8,990,425)	$(25,680,863)
From tax return of capital	—	(12,631,474)
From other sources	(9,906,640)	—
Total distributions declared to shareholders	$(18,897,065)	$(38,312,337)
Change in net assets from fund share transactions	$(14,476,649)	$(8,777,369)
Total change in net assets	$(6,779,982)	$(6,915,005)
Net assets
At beginning of period	477,121,758	484,036,763
At end of period (including accumulated distributions in excess of net investment income of $16,736,823 and $8,203,523, respectively)	$470,341,776	$477,121,758

See Notes to Financial Statements

Financial Statements

STATEMENT OF CASH FLOWS

Six months ended 5/31/17 (unaudited)

This statement provides a summary of cash flows from investment activity for the fund.

Cash flows from operating activities:
Change in net assets from operations	$26,593,732
Adjustments to reconcile change in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(146,236,608)
Proceeds from disposition of investment securities	172,907,212
Purchases of short-term investments, net	(8,688,549)
Realized gain/loss on investments	641,327
Unrealized appreciation/depreciation on investments	(19,070,498)
Unrealized appreciation/depreciation on foreign currency contracts	7,675,453
Net amortization/accretion of income	674,156
Decrease in interest receivable	563,959
Decrease in accrued expenses and other liabilities	(59,596)
Decrease in receivable for daily variation margin on open futures contracts	318,615
Increase in payable for daily variation margin on open futures contracts	68,684
Increase in restricted cash	(1,904,000)
Decrease in other assets	120,969
Increase in interest payable	45,581
Net cash provided by operating activities	$33,650,437
Cash flows from financing activities:
Distributions paid in cash	(18,899,577)
Repurchase of shares of beneficial interest	(15,257,564)
Net cash used by financing activities	$(34,157,141)
Net decrease in cash	$(506,704)
Cash:
Beginning of period (including foreign currency of $37)	$606,696
End of period	$99,992

Supplemental disclosure of cash flow information:

Cash paid during the six months ended May 31, 2017 for interest was $662,978.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/17 (unaudited)		Years ended 11/30
			2016		2015	2014	2013	2012

Net asset value, beginning of period	$9.26		$9.20		$10.17	$10.17	$10.40	$9.59
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.46	(c)	$0.49	$0.52	$0.57	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	0.31		0.32		(0.68)	0.04	(0.18)	0.84
Total from investment operations	$0.52		$0.78		$(0.19)	$0.56	$0.39	$1.46
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.50)		$(0.81)	$(0.58)	$(0.62)	$(0.65)
From tax return of capital	—		(0.24)		—	—	—	—
From other sources	(0.20)		—		—	—	—	—
Total distributions declared to shareholders	$(0.37)		$(0.74)		$(0.81)	$(0.58)	$(0.62)	$(0.65)
Net increase from repurchase of capital shares	$0.03		$0.02		$0.03	$0.02	$0.00 (w)	$—
Net asset value, end of period (x)	$9.44		$9.26		$9.20	$10.17	$10.17	$10.40
Market value, end of period	$8.73		$8.35		$7.92	$8.81	$8.97	$10.19
Total return at market value (%)	9.15	(n)	15.19		(1.28)	4.68	(6.13)	21.92
Total return at net asset value (%) (j)(r)(s)(x)	6.43	(n)	9.97	(c)	(0.66)	6.58	4.28	15.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	0.99	(c)	0.90	0.87	0.92	0.98
Expenses after expense reductions (f)	N/A		N/A		N/A	0.87	0.92	0.98
Net investment income	4.39	(a)	5.01	(c)	5.01	5.09	5.53	6.12
Portfolio turnover	26	(n)	43		37	44	52	45
Net assets at end of period (000 omitted)	$470,342		$477,122		$484,037	$548,530	$557,238	$570,716
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense (f)	0.71	(a)	0.73	(c)	0.73	0.72	0.75	0.79

Financial Highlights – continued

	Six months ended 5/31/17 (unaudited)	Years ended 11/30
		2016	2015	2014	2013	2012

Senior Securities:
Total notes payable outstanding (000 omitted)	$100,000	$100,000	$100,000	$100,000	$100,000	$100,000
Asset coverage per $1,000 of indebtedness (k)	$5,703	$5,771	$5,840	$6,485	$6,572	$6,707

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(j)	Total return at net asset value is calculated using the net asset value of the fund, not the publicly traded price and therefore may be different than the total return at market value.
(k)	Calculated by subtracting the fund’s total liabilities (not including notes payable) from the fund’s total assets and dividing this number by the notes payable outstanding and then multiplying by 1,000.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns at net asset value have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) – Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Although still evaluating the potential impacts of ASU 2016-18, management expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the restrictions on restricted cash. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

Notes to Financial Statements (unaudited) – continued

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impacts of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information

Notes to Financial Statements (unaudited) – continued

such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not

Notes to Financial Statements (unaudited) – continued

reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$229,812	$—	$546,993	$776,805
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	59,300,637	—	59,300,637
Non-U.S. Sovereign Debt	—	83,213,682	—	83,213,682
U.S. Corporate Bonds	—	311,383,716	—	311,383,716
Residential Mortgage-Backed Securities	—	14,336,089	—	14,336,089
Commercial Mortgage-Backed Securities	—	4,033,980	—	4,033,980
Asset-Backed Securities (including CDOs)	—	11,421,677	—	11,421,677
Foreign Bonds	—	71,748,459	—	71,748,459
Floating Rate Loans	—	3,441,690	—	3,441,690
Mutual Funds	17,994,144	—	—	17,994,144
Total Investments	$18,223,956	$558,879,930	$546,993	$577,650,879

Other Financial Instruments
Futures Contracts – Assets	$120,248	$—	$—	$120,248
Futures Contracts – Liabilities	(202,312)	—	—	(202,312)
Forward Foreign Currency Exchange Contracts – Assets	—	674,639	—	674,639
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,115,843)	—	(3,115,843)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 11/30/16	$—
Received as part of a corporate action	546,993
Balance as of 5/31/17	$546,993

At May 31, 2017, the fund held one level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) – continued

are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2017 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$120,248	$(202,312)
Foreign Exchange	Forward Foreign Currency Exchange	674,639	(3,115,843)
Total		$794,887	$(3,318,155)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$(609,189)	$—	$—
Foreign Exchange	—	5,663,084	—
Equity	—	—	(70,980)
Total	$(609,189)	$5,663,084	$(70,980)

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2017 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$376,533	$—	$—
Foreign Exchange	—	(7,675,453)	—
Equity	—	—	49,010
Total	$376,533	$(7,675,453)	$49,010

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense” in the Statement of Operations.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified

Notes to Financial Statements (unaudited) – continued

period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Statement of Cash Flows – Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included within the fund’s Statement of Assets and Liabilities and includes cash on hand at its custodian bank and does not include any short-term investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Interest payments received in

Notes to Financial Statements (unaudited) – continued

additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all

Notes to Financial Statements (unaudited) – continued

transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 8.00% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, distributions of current year long-term gains may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.

Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

For the six months ended May 31, 2017, the amount of distributions estimated to be a tax return of capital was approximately $9,906,640 which are reported as distributions from other sources in the Statements of Changes in Net Assets. The tax character of

Notes to Financial Statements (unaudited) – continued

distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year Ended 11/30/16
Ordinary income (including any short-term capital gains)	$25,680,863
Tax return of capital (b)	12,631,474
Total distributions	$38,312,337

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/17
Cost of investments	$573,810,902
Gross appreciation	15,282,958
Gross depreciation	(11,442,981)
Net unrealized appreciation (depreciation)	$3,839,977

11/30/2016
Capital loss carryforwards	(15,835,075)
Other temporary differences	(3,631,824)
Net unrealized appreciation (depreciation)	(15,706,269)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2016, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
11/30/17	$(2,351,795)

Post-enactment losses which are characterized as follows:
Short-Term	$(2,549,119)
Long-Term	(10,934,161)
Total	$(13,483,280)

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income less interest expense from leveraging. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2017 was equivalent to an annual effective rate of 0.57% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2017, these fees paid to MFSC amounted to $8,244.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2017 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $1,341 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2017. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $14,520 at May 31, 2017, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can

Notes to Financial Statements (unaudited) – continued

terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2017, the fee paid by the fund under this agreement was $455 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended May 31, 2017, the fund engaged in sale transactions pursuant to this policy, which amounted to $438,690. The sales transactions resulted in net realized gains (losses) of $8,207.

(4) Portfolio Securities

For the six months ended May 31, 2017, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$43,346,429	$16,358,809
Investments (non-U.S. Government securities)	$101,833,413	$144,030,856

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased 1,685,026 shares of beneficial interest during the six months ended May 31, 2017 at an average price per share of $8.59 and a weighted average discount of 8.27% per share. The fund repurchased 1,084,828 shares of beneficial interest during the year ended November 30, 2016 at an average price per share of $8.57 and a weighted average discount of 11.80% per share. Transactions in fund shares were as follows:

	Six months ended May 31, 2017		Year ended November 30, 2016
	Shares	Amount	Shares	Amount
Capital shares reacquired	(1,685,026)	$(14,476,649)	(1,084,828)	$(8,777,369)

(6) Loan Agreement

The fund has a credit agreement with a bank for a revolving secured line of credit that can be drawn upon up to $100,000,000. At May 31, 2017, the fund had outstanding borrowings under this agreement in the amount of $100,000,000, which are secured by a lien on the fund’s assets. The loan’s carrying value in the fund’s Statement of Assets and Liabilities approximates its fair value. The loan value as of the reporting date is considered level 2 under the fair value hierarchy. The credit agreement matures on

Notes to Financial Statements (unaudited) – continued

August 19, 2017. The trustees approved the renewal of the revolving secured line of credit up to the amount of $100,000,000 on substantially similar terms for a 365 day period which matures on August 20, 2018. Borrowings under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus an agreed upon spread or an alternate rate, at the option of the borrower, stated as the greater of the bank’s prime rate, the daily one month LIBOR plus an agreed upon spread, or the Overnight Federal Funds Rate plus an agreed upon spread. The fund incurred interest expense of $705,222 during the period, which is included in “Interest” expense in the Statement of Operations. The fund may also be charged a commitment fee based on the average daily unused portion of the revolving secured line of credit. The fund did not incur a commitment fee during the period. For the six months ended May 31, 2017, the average loan balance was $100,000,000 at a weighted average annual interest rate of 1.41%. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	9,305,595	96,369,801	(87,681,252)	17,994,144

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$381	$—	$42,934	$17,994,144

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009

Notes to Financial Statements (unaudited) – continued

bankruptcy petition. During that time period, the fund received term loan payments of approximately $1,280,000. The fund cannot predict the outcome of this proceeding. Among other things, it is unclear whether the AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of MFS Charter Income Trust:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Charter Income Trust (the Fund) as of May 31, 2017, and the related statements of operations, changes in net assets, cash flows and financial highlights for the six-month period ended May 31, 2017. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2016 and the financial highlights for each of the five years in the period ended November 30, 2016, and in our report dated January 13, 2017, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 14, 2017

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to...” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to...” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

Additional information about the fund (e.g. performance, dividends and the fund’s price history) is also available by clicking on the fund’s name under “Closed-End Funds” in the “Products” section of mfs.com.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

CONTACT US

TRANSFER AGENT, REGISTRAR, AND

DIVIDEND DISBURSING AGENT

CALL

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

WRITE

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for MFS Charter Income Trust is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during the period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/16-12/31/16	362,901	8.48	362,901	4,328,768
1/01/17-1/31/17	547,100	8.62	547,100	3,781,668
2/01/17-2/28/17	126,735	8.65	126,735	3,654,933
3/01/17-3/31/17	360,923	8.57	360,923	3,294,010
4/01/17-4/30/17	191,280	8.67	191,280	3,102,730
5/01/17-5/31/17	96,087	8.69	96,087	3,006,643

Total	1,685,026	8.59	1,685,026

Note: The Board approved procedures to repurchase shares and reviews the results periodically. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on October 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (October 1 through the following September 30) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (October 1). The aggregate number of shares available for purchase for the October 1, 2016 plan year is 5,201,053.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(3)	Notices to Trust’s common shareholders in accordance with Investment Company Act Section 19(a) and Rule 19a-1. Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 14, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 14, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 14, 2017

*	Print name and title of each signing officer under his or her signature.